INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 21,598	$ 15,219
Short-term and restricted bank deposits	9,601	10,330
Short-term marketable securities and accrued interest	19,345	7,966
Trade receivables (net of allowance for doubtful accounts of $ 2,389 at September 30, 2013 and $ 2,146 at December 31, 2012)	28,070	24,198
Other receivables and prepaid expenses	7,471	5,653
Deferred tax assets, net	1,666	1,621
Inventories	13,393	16,797
Total current assets	101,144	81,784
LONG-TERM ASSETS:
Long-term restricted bank deposits	7,479	9,251
Long-term marketable securities	0	15,762
Investment in an affiliated company	0	1,084
Deferred tax assets, net	3,668	3,565
Severance pay funds	17,765	15,772
Total long-term assets	28,912	45,434
PROPERTY AND EQUIPMENT, NET	3,303	3,619
INTANGIBLE ASSETS, NET	4,591	2,857
GOODWILL	33,749	32,095
Total assets	171,699	165,789
LIABILITIES AND EQUITY
Current maturities of long-term bank loans	4,686	8,436
Trade payables	8,614	6,817
Other payables and accrued expenses	16,580	15,062
Deferred revenues	7,257	4,871
Total current liabilities	37,137	35,186
LONG-TERM LIABILITIES:
Accrued severance pay	18,770	16,284
Senior convertible notes	353	353
Long-term banks loans, net of current maturities	11,157	14,477
Deferred revenues and other liabilities	2,389	1,192
Total long-term liabilities	32,669	32,306
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at September 30, 2013 and December 31, 2012; Issued: 49,911,529 shares at September 30, 2013 and 49,332,510 shares at December 31, 2012; Outstanding: 38,554,822 shares at September 30, 2013 and 37,975,803 shares at December 31, 2012	113	112
Additional paid-in capital	200,249	197,653
Treasury stock at cost- 11,356,707 shares as of September 30, 2013 and December 31, 2012	(35,768)	(35,768)
Accumulated other comprehensive income	855	1,303
Accumulated deficit	(63,556)	(65,003)
Total equity	101,893	98,297
Total liabilities and equity	$ 171,699	$ 165,789